Basis of preparation and changes to the Company’s accounting policies	9 Months Ended
Sep. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation and changes to the Company’s accounting policies	Basis of preparation and changes to the Company’s accounting policies
2.1. Basis of preparation
The Condensed Consolidated Financial Statements for the nine months ended September 30, 2020 are prepared in accordance with IAS 34 Interim Financial Reporting and were authorized for issue in accordance with a resolution of the board of directors on November 10, 2020.
The Condensed Consolidated Financial Statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements as at December 31, 2019.
These Condensed Consolidated Financial Statements for the nine months ended September 30, 2020 have been prepared on a going concern assumption. During 2019 and the nine months ended September 30, 2020, we financed our operations primarily through gross proceeds from the issue of shares through public offerings ($30.4 million in 2020), government loans ($7.6 million in 2020 of which $2.2 million was converted into equity in May 2020), convertible notes ($8.0 million in 2019) and warrants to a strategic partner ($8.3 million in 2019). We expect to continue to incur significant expense related to the development of our 4G and 5G products and expansion of our business, including research and development and sales and administrative expenses. In addition, we will incur expense to meet our commitments to our customers under various purchase orders and contracts. The Company will be required to obtain additional financing, including through a combination of government research and development funding, strategic licensing and/or service agreements, or additional equity offerings, to meet these cash flow needs.
The Company’s internal cash forecast which is built from sales forecasts by products and by customer, assumes a slightly increasing operating cost structure, ongoing and new government funding of research programs and new strategic funding activities. The Company expects to be able to obtain additional funding through one or more possible license agreements, business partnerships or other similar arrangements; or from financing from institutional or strategic investors, from the capital markets, or a combination of the above. However, the Company cannot guarantee if or when any such transactions will occur or whether they will be on satisfactory terms. Furthermore, the effects of COVID-19 coronavirus pandemic may continue to have a negative impact on the production of the Company's products, the Company's ability to source components needed for production or on the demand for the Company's products by customers whose supply chain or end demand are negatively affected by COVID-19, and as a result could affect the Company’s financial condition. The effects of COVID-19 also have and may continue to have a prolonged negative impact on the capital markets globally which could in turn negatively impact the ability of the Company to raise funds to meet its financial needs in the next twelve months and beyond.
While the Company has taken and will continue to take actions to obtain new funding, the above factors raise substantial doubt about the Company’s ability to continue as a going concern as there is no assurance that the Company will be successful in satisfying its future cash needs.
2.2. Changes in accounting policy and disclosures
New and amended standards and interpretations
The accounting policies adopted in preparation of the Condensed Consolidated Financial Statements are consistent with those followed in the preparation of the Company’s annual financial statements for the year ended December 31, 2019 except for the following new and amended IFRS and IFRIC interpretations effective as of January 1, 2020:
• Amendments to IFRS 7, IFRS 9, IAS 39: The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate (an RFR). The amendments became effective on January 1, 2020. Adoption of these amendments had no impact on the Condensed Consolidated Financial Statements.

•Amendments to IFRS 3: The amendments include a revised definition of at business. The amendments became effective on January 1, 2020. Adoption of these amendments had no impact on the Condensed Consolidated Financial Statements.

•Amendments to IAS 1 and IAS 8: Definition of Material: The amendments clarify that materiality will depend on the nature or magnitude of information, or both. An entity needs to assess whether the information, either individually or in combination with other information, is material in the context of the financial statements. The amendments became effective on January 1, 2020. Adoption of these amendments had no impact on the Condensed Consolidated Financial Statements.

•Amendment in Conceptual Framework for Financial Reporting. The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards.”. The Conceptual Framework includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. This amendment became effective on January 1, 2020. Adoption of this amendment had no impact on the Condensed Consolidated Financial Statements.

Standards issued but not yet effective
Standards and interpretations issued but not yet effective up to the date of issue of the Company’s Condensed Consolidated Financial Statements are listed below. The Company intends to adopt these standards when they become effective:
•Covid-19-Related Rent Concessions – Amendment to IFRS 16: In May 2020, the IASB amended IFRS 16 Leases to provide relief to lessees from applying the IFRS 16 guidance on lease modifications to rent concessions arising as a direct consequence of the COVID-19 pandemic. This amendment is effective for annual periods beginning on or after June 1, 2020 and can be early adopted.
•Amendments to IAS 1: Classification of Liabilities as Current or Non-current: In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company is currently assessing the impact of the amendments.

•Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use. In May 2020, the IASB issued Property, Plant and Equipment — Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment. The amendments are not expected to have a material impact on the Company.

COVID-19
Management has considered what effect the COVID-19 pandemic has on the amounts recognized in the financial statements. Management has identified potential risks related to the impact on the production of the Company's products in China or elsewhere, on the Company's ability to source components required for production and on the demand for the Company's products by customers impacted by the pandemic. As of September 30, 2020, the Company has not identified any impact on its assets and liabilities.

2.3. Other information
No impairment tests on property, plant and equipment or on intangible assets were performed as of September 30, 2020 as no events or changes in circumstances indicated that the carrying amount of those assets was not recoverable.
There is no major seasonality in Sequans’ revenue, although the first quarter tends to be seasonally the weakest for product revenue.